Subsequent events	3 Months Ended
Mar. 31, 2020
Subsequent events
Subsequent events

13. Subsequent events

Government Grant

In April 2020, voxeljet America received a loan granted by the United States Small Business Administration (“SBA”) as a government grant under the COVID-19 funding program amounting to kUSD 325. By meeting certain criteria, the loan (including interest) will be fully forgiven. After an assessment, the Company expects, that voxeljet America will meet those criteria and therefore will not be obligated to repay the loan.

Disbursment portion of second trache related to the  Finance Contract with the EIB

On November 9, 2017, the European Investment Bank (“EIB”) and the Company entered into a Finance Contract and Synthetic Warrant Agreement to support the Company’s undertaking of research and development projects for growth from 2017 to 2020. The contract provides a credit of kEUR 25,000 in up to three tranches at the amounts of kEUR 10,000, kEUR 8,000 and kEUR 7,000, respectively.

Under this Finance Contract, the EIB disbursed a portion of kEUR 5,000 of the second tranche in June 2020.

ADS to Ordinary Share Ratio Change

On Friday, July 31, 2020, the Company announced that it will change the ratio of its American Depositary Shares (“ADSs”) to ordinary shares from each ADS representing one-fifth (1/5) of one ordinary share (5:1) to each ADS representing one ordinary share (1:1). For ADS holders, the ratio change will have the same effect as a 1 for 5 reverse ADS split. The ratio change is expected to be effective on or about August 14, 2020 (the “Effective Date”). On the Effective Date, each ADS holder will be required to exchange every five (5) ADSs then held for one (1) new ADS (e.g., if a holder of ADSs previously held 50 ADSs, following the ratio change on the Effective Date, such holder will hold 10 ADSs). Citibank, N.A., as depositary bank, will arrange for the exchange of the current ADSs for the new ones. There is no change to voxeljet’s underlying ordinary shares, and the ADSs will continue to trade on the New York Stock Exchange under the symbol “VJET”. It should be noted that, as of the Effective Date, the CUSIP Number for the ADSs will be updated. No fractional new ADSs will be issued in connection with the change in the ADS ratio. Instead, fractional entitlements to new ADSs will be aggregated and sold by the depositary bank and the net cash proceeds from the sale of the fractional ADS entitlements (after deduction of fees, taxes and expenses) will be distributed to the applicable ADS holders by the depositary bank.